Note 13 - Leases - Amounts Recognized in Statement Profit or Loss (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement Line Items [Line Items]
Depreciation of right-of-use assets	$ 111,990	$ 111,408	$ 112,185
Interest expense	8,727	6,188	7,217
Expenses relating to short-term leases (included in general and administration expenses)	0	0	(9,674)
Expenses relating to variable lease payments not included in lease liabilities (included in general and administration expenses)	$ 0	$ 0	$ 2,025